Right of Use Assets - Additional Information (Detail) ₺ in Thousands	12 Months Ended
Dec. 31, 2018 TRY (₺)
Disclosure of quantitative information about right-of-use assets [abstract]
Additions to right of use assets	₺ 1,156,973
Interest expense on lease liabilities	₺ 210,200